Pointer Ridge Office Investment, LLC (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pointer Ridge Office Investment, LLC [Abstract]
Summary Of Condensed Balance Sheets And Statements Of Income Information For Pointer Ridge

Balance Sheets	September 30,	December 31,
	2012	2011

Current assets	$309,404	$429,611
Non-current assets	6,987,772	7,088,001
Liabilities	6,233,193	6,299,819
Equity	1,063,983	1,217,793

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Statements of Income
Revenue	$213,415	$187,285	$624,669	$576,407
Expenses	268,519	287,788	778,478	914,763
Net loss	$(55,104)	$(100,503)	$(153,809)	$(338,356)

Pointer Ridge Office Investment, LLC
December 31,	2011	2010	2009
Balance Sheets
Current assets	$ 429,611	$ 758,257	$ 891,233
Non-current assets	7,088,001	7,252,413	7,432,268
Liabilities	6,299,819	6,397,360	6,480,230
Equity	1,217,793	1,613,310	1,843,271

Statements of Income
Revenue	$ 765,044	$ 822,920	$ 1,239,137
Expenses	1,160,562	1,017,184	1,006,563
Net income (loss)	$ (395,518)	$ (194,264)	$ 232,574